Sale Of Vision Bank Business - Schedule of Composition of Pre-tax Gain on Sale of Business (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Premium paid	$ 27,913
One-time gains	298
Loss on sale of fixed assets	(2,434)
Employment and severance agreements	(1,610)
Other one-time charges, including estimates	(2,000)
Pre-tax gain	$ 22,167	$ 0	$ 0